Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Option	Weighted Average	Average Remaining	Weighted Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	124,495	$58.00	1.83	$140,151
Awarded	6,625	$6.00
Forfeited/Cancelled	(32,494)	$70.00
Outstanding at September 30, 2022	98,626	$52.00	1.46	$16,900
Vested at September 30, 2022	82,522	$58.00	1.52	$—
Vested and expected to vest at September 30, 2022	98,626	$52.00	1.46	$16,900

Nonvested Restricted Stock Shares Activity [Table Text Block]
	2022	2021
Non Vested at September 30, 2021 and 2020	2,250
Awarded	—	5,000
Vested	(2,000)	(2,750)
Forfeited	—	—
Non Vested at September 30, 2022 and 2021	250	2,250

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	2022	2021
Non Vested at September 30, 2021 and 2020	$20.00	$—
Awarded		26.00
Vested	(20.00)	(32.00)
Forfeited		—
Non Vested at September 30, 2022 and 2021	$18.00	$20.00